Changes in Amounts of Goodwill by Reporting Segment (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill [Line Items]
Goodwill	¥ 75,734	¥ 71,336
Accumulated impairment losses	(8,132)	(8,110)
Beginning Balance	67,602	63,226
Goodwill acquired during the year	42	1,538
Impairment of goodwill		(22)	(3,457)
Translation adjustments and reclassification to other accounts	(2,943)	2,860
Goodwill	72,833	75,734	71,336
Accumulated impairment losses	(8,132)	(8,132)	(8,110)
Ending Balance	64,701	67,602	63,226
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100	100
Ending Balance	100	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	1,309	912
Beginning Balance	1,309	912
Translation adjustments and reclassification to other accounts	(43)	397
Goodwill	1,266	1,309
Ending Balance	1,266	1,309
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	8,692	9,241
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	3,277	3,826
Translation adjustments and reclassification to other accounts	(336)	(549)
Goodwill	8,356	8,692
Accumulated impairment losses	(5,415)	(5,415)
Ending Balance	2,941	3,277
Electronic Device Group
Goodwill [Line Items]
Goodwill	28,517	29,358
Beginning Balance	28,517	29,358
Translation adjustments and reclassification to other accounts	(1,649)	(841)
Goodwill	26,868	28,517
Ending Balance	26,868	28,517
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456	18,456
Ending Balance	18,456	18,456	18,456
Information Equipment Group
Goodwill [Line Items]
Goodwill	14,064	9,129
Accumulated impairment losses	(22)
Beginning Balance	14,042	9,129
Goodwill acquired during the year	42	1,082
Impairment of goodwill		(22)
Translation adjustments and reclassification to other accounts	(914)	3,853
Goodwill	13,192	14,064
Accumulated impairment losses	(22)	(22)
Ending Balance	13,170	14,042
Others
Goodwill [Line Items]
Goodwill	4,596	4,140
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	1,901	1,445
Goodwill acquired during the year		456
Translation adjustments and reclassification to other accounts	(1)
Goodwill	4,595	4,596
Accumulated impairment losses	(2,695)	(2,695)
Ending Balance	¥ 1,900	¥ 1,901